Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Earnings per share [Abstract]
Potential issuance of shares on settlement of Green Exchangeable Notes (in shares)		3,347,305	3,347,305
Potential issuance of shares to employees under long-term incentive plan (in shares)		220,925	216,672
Potential issuance of subscribed shares (in shares)			796,194
Profit attributable to Atlantica		$ 24,661	$ 4,070
Average number of ordinary shares outstanding - basic (in shares)		116,147,000	113,541,000
Average number of ordinary shares outstanding - diluted (in shares)		119,715,000	117,902,000
Earnings per share for the period - basic (in dollars per share)		$ 0.21	$ 0.04
Earnings per share for the period - diluted (in dollars per share)	[1],[2],[3]	$ 0.21	$ 0.04

[1]	Antidilutive effect applied, where applicable (see Note 21)
[2]	Notes 1 to 22 form an integral part of the Consolidated Condensed Interim Financial Statements.
[3]	The potential ordinary shares related to the Green Exchangeable Notes and the long-term incentive plans granted to employees have not been considered in the calculation of diluted earnings per share for the six-month periods ended June 30, 2023 and 2022, as they have an antidilutive effect.